UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               05-15-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 85
                                        -------------------

Form 13F Information Table Value Total: $108,492
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock    88579Y101        1704000     34290     SOLE                X
ABBOTT LABORATORIES                 Common Stock    002824100        3370000     70650     SOLE                X
ADOBE SYSTEMS, INC.                 Common Stock    00724F101        1118000     52300     SOLE                X
AIR PRODUCTS & CHEMICALS            Common Stock    009158106         376000      6700     SOLE                X
ALTRIA GROUP INC.                   Common Stock    02209S103         232000     14500     SOLE                X
AMERICAN EXPRESS CO.                Common Stock    025816109         278000     20400     SOLE                X
AMGEN INC.                          Common Stock    031162100        1594000     32200     SOLE                X
APPLE COMPUTER                      Common Stock    037833100        6379000     60685     SOLE                X
AQUA AMERICA                        Common Stock    03836W103        1218000     60932     SOLE                X
AVON PRODUCTS                       Common Stock    054303102         511000     26600     SOLE                X
BB&T CORPORATION                    Common Stock    054937107         389000     23000     SOLE                X
BP plc (ADR)                        Common Stock    055622104        1207000     30100     SOLE                X
BAKER HUGHES, INC.                  Common Stock    057224107         571000     20000     SOLE                X
BANK OF NY MELLON CORP              Common Stock    064058100         655000     23221     SOLE                X
BANK OF AMERICA CORP                Common Stock    60505104          221000     32408     SOLE                X
BAXTER INTERNATIONAL                Common Stock    071813109        2735000     53400     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock    084670207         437000       155     SOLE                X
BOEING CORPORATION                  Common Stock    097023105        1240000     34875     SOLE                X
BRISTOL-MYERS SQUIBB                Common Stock    110122108         578000     26400     SOLE                X
CHEVRON TEXACO                      Common Stock    166764100         487000      7250     SOLE                X
CISCO SYSTEMS                       Common Stock    17275R102        2032000    121175     SOLE                X
CITIGROUP                           Common Stock    172967101          63000     24934     SOLE                X
COCA COLA                           Common Stock    191216100        2390000     54388     SOLE                X
COLGATE-PALMOLIVE COMPANY           Common Stock    194162103        1273000     21600     SOLE                X
CONOCO PHILLIPS                     Common Stock    20825c104         356000      9100     SOLE                X
CORNING INC.                        Common Stock    219350105         501000     37800     SOLE                X
CYTEC INDUSTRIES                    Common Stock    232820100         274000     18250     SOLE                X
DEVON ENERGY CORP.                  Common Stock    25179M103        1193000     26700     SOLE                X
DIEBOLD                             Common Stock    253651103         277000     13000     SOLE                X
DISNEY (WALT) CO.                   Common Stock    254687106        1023000     56375     SOLE                X
DOVER CORP                          Common Stock    260003108         794000     30100     SOLE                X
DUPONT DE NEMOURS                   Common Stock    263534109         454000     20359     SOLE                X
EMERSON CO.                         Common Stock    291011104        2109000     73800     SOLE                X
EXXON MOBIL                         Common Stock    30231G102        8316000    122122     SOLE                X
FLUOR CORP                          Common Stock    34386110          604000     17500     SOLE                X
GENENTECH INC. NEW                  Common Stock    368710406        1035000     10900     SOLE                X
GENERAL ELECTRIC                    Common Stock    369604103        1848000    182817     SOLE                X
GENTEX CORPORATION                  Common Stock    371901109         398000     40000     SOLE                X
GOLDMAN SACHS                       Common Stock    38141G104         970000      9150     SOLE                X
GOOGLE, INC.                        Common Stock    38259P508         555000      1595     SOLE                X
HALLIBURTON COMPANY                 Common Stock    406216101         536000     34700     SOLE                X
HOME DEPOT                          Common Stock    437076102        1001000     42500     SOLE                X
HONEYWELL INTL                      Common Stock    438516106        1599000     57400     SOLE                X
IBM CORPORATION                     Common Stock    459200101        1987000     20511     SOLE                X
ISHARES MCSI EMERGING MKTS          Common Stock    464287234         300000     12100     SOLE                X
ITT INDUSTRIES                      Common Stock    450911102         704000     18300     SOLE                X
INGERSOLL-RAND COMPANY LTD          Common Stock    G4776G101         364000     26400     SOLE                X
INTEL CORP.                         Common Stock    458140100        1052000     70050     SOLE                X
JP MORGAN CHASE & CO.               Common Stock    46625H100        2412000     90748     SOLE                X
JACOBS ENGINEERING GROUP            Common Stock    469814107        1991000     51510     SOLE                X
JOHNSON & JOHNSON                   Common Stock    478160104        6334000    120422     SOLE                X
KIMBERLY CLARK                      Common Stock    494368103         580000     12600     SOLE                X
L-3 COMMUNICATIONS                  Common Stock    502424104         969000     14300     SOLE                X
LILLY (ELI) & CO.                   Common Stock    532457108         918000     27500     SOLE                X
LOCKHEED MARTIN CORP                Common Stock    539830109        1518000     22000     SOLE                X
MARTIN MARIETTA MATERIALS, INC.     Common Stock    573284106         951000     12000     SOLE                X
MEDTRONIC                           Common Stock    585055106         259000      8800     SOLE                X
MICROSOFT CORPORATION               Common Stock    594918104        1642000     89390     SOLE                X
MONSANTO                            Common Stock    61166W101         926000     11150     SOLE                x
MORGAN STANLEY                      Common Stock    617446448         527000     23175     SOLE                X
NIKE INC.                           Common Stock    654106103         890000     19000     SOLE                X
NORFOLK SOUTHERN CORP.              Common Stock    655844108         914000     27100     SOLE                X
ORACLE CORPORATION                  Common Stock    68389X105        1474000     81600     SOLE                X
PALL CORPORATION                    Common Stock    696429307         694000     34000     SOLE                X
PEABODY ENERGY CORP                 Common Stock    704549104         375000     15000     SOLE                X
PEPSICO                             Common Stock    713448108        1453000     28225     SOLE                X
PFIZER                              Common Stock    717081103         678000     49800     SOLE                X
PHILIP MORRIS INTERNATIONAL         Common Stock    718172109         515000     14500     SOLE                X
PRECISION CASTPARTS                 Common Stock    740189105         838000     14000     SOLE                X
PROCTER & GAMBLE                    Common Stock    742718109        6082000    129170     SOLE                X
QUALCOMM                            Common Stock    747525103        2128000     54700     SOLE                X
SPDR GOLD SHARES                    Common Stock    780259206         361000      4002     SOLE                X
SARA LEE CORP                       Common Stock    803111103         161000     20000     SOLE                X
SCHLUMBERGER LIMITED                Common Stock    806857108        2385000     58725     SOLE                X
STRYKER CORPORATION                 Common Stock    863667101        1165000     34230     SOLE                X
TEREX CORP                          Common Stock    880779103         120000     13000     SOLE                X
TETRA TECH INC.                     Common Stock    88162G103         933000     45800     SOLE                X
THOMAS & BETTS CORP.                Common Stock    884315102         300000     12000     SOLE                X
TIME WARNER                         Common Stock    887317105         169000     26350     SOLE                X
UNITED PARCEL SERVICE               Common Stock    911312106        3282000     66700     SOLE                X
WATERS CORP                         Common Stock    941848103        2933000     79400     SOLE                X
WATTS WATER TECHNOLOGIES            Common Stock    942749102        1124000     57500     SOLE                X
WELLS FARGO                         Common Stock    30226D106         639000     44900     SOLE                X
WYETH                               Common Stock    983024100         258000      6000     SOLE                X
ZIMMER HOLDINGS                     Common Stock    98956P102         286000      7850     SOLE                X
TOTAL VALUE                                                      108,492,000